Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2022	2021
	€ in thousands
Employees and payroll accruals	358	336
Government authorities	1,426	1,337
Forward contracts closed	-	527
Deferred revenues	1,794	2,753
Accrued expenses connected to Manara PSP	6,392	9,782
Other accrued expenses	853	5,142
Taxes on income	384	929
	11,207	20,806